Borrowings - Additional Information (Detail) € in Millions, £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 GBP (£)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure Of Detailed Information About Borrowings [Line Items]
Total fair value of financial liabilities measured at amortised cost (excluding lease liabilities) | £	£ 3,491	£ 3,254
Proportion of ownership interest in subsidiary	100.00%
Committed bank facility	£ 2,262		$ 3,000
Term debt	525	544		€ 600	€ 600
Fair value of derivative financial instruments | £	21	19
Term debt, in fair value hedging relationships [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total fair value of term debt | £	2,629	2,742
Term debt, previously in fair value hedging relationships [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total fair value of term debt | £	£ 276	£ 283
Tranche One [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Committed bank facility | $			31
Committed bank facility maturity year	2021
Tranche Two [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Committed bank facility | $			1,219
Committed bank facility maturity year	2022
Tranche Three [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Committed bank facility | $			44
Committed bank facility maturity year	2023
Tranche Four [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Committed bank facility | $			$ 1,706
Committed bank facility maturity year	2024